Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Categories of Financial Instruments
a.	Categories of financial instruments

	December 31, 2023	December 31, 2024
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets
FVTPL (Note 1)	$14,342.1	$15,407.5
FVTOCI (Note 2)	167,150.8	205,938.1
Hedging financial assets	-	11.0
Amortized cost (Note 3)	1,842,412.6	2,721,319.3

	$2,023,905.5	$2,942,675.9

Financial liabilities
FVTPL (Note 4)	$121.4	$466.5
Hedging financial liabilities	27,334.2	-
Amortized cost (Note 5)	1,741,356.6	1,963,297.3

	$1,768,812.2	$1,963,763.8

Note 1:	Financial assets mandatorily measured at FVTPL.

Note 2:	Including notes and accounts receivable (net), equity and debt investments.

Note 3:
Including cash and cash equivalents, financial assets at amortized cost, notes and accounts receivable (including related parties), other receivables, refundable deposits and temporary payments (including those classified under other current assets and other noncurrent assets).

Note 4:	Held for trading.

Note 5:
Including accounts payable (including related parties), payables to contractors and equipment suppliers, cash dividends payable, accrued expenses and other current liabilities, bonds payable, long-term bank loans, guarantee deposits and other noncurrent liabilities.

Summary of Current Credit Risk Assessment Policies
The Company assesses the 12-month expected credit loss and lifetime expected credit loss based on the probability of default and loss given default provided by external credit rating agencies. The current credit risk assessment policies are as follows:

Category	Description	Basis for Recognizing Expected Credit Loss	Expected Credit Loss Ratio
Performing	Credit rating is investment grade on valuation date	12 months expected credit loss	0-0.1%
Doubtful	Credit rating is non-investment grade on valuation date	Lifetime expected credit loss-not credit impaired	-
In default	Credit rating is CC or below on valuation date	Lifetime expected credit loss-credit impaired	-
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off	-

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments, Including Principal and Interest
The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments, including principal and interest.

	Less Than 1 Year	1-3 Years	3-5 Years	More Than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

December 31, 2023

Non-derivative financial liabilities

Hedging financial liabilities-bank loans	$27,290.4	$-	$-	$-	$27,290.4
Accounts payable (including related parties)	57,293.1	-	-	-	57,293.1
Payables to contractors and equipment suppliers	171,484.6	-	-	-	171,484.6
Accrued expenses and other current liabilities	241,118.9	-	-	-	241,118.9
Bonds payable	24,890.5	224,062.9	303,525.3	583,364.2	1,135,842.9
Long-term bank loans	2,371.3	3,889.0	585.1	-	6,845.4
Lease liabilities (including those classified under accrued expenses and other current liabilities) (Note)	3,181.6	5,248.3	4,662.9	21,754.4	34,847.2
Others	-	165,188.4	6,303.1	2,908.7	174,400.2

	527,630.4	398,388.6	315,076.4	608,027.3	1,849,122.7

	Less Than 1 Year	1-3 Years	3-5 Years	More Than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Derivative financial instruments

Forward exchange contracts
Outflows	$64,826.4	$-	$-	$-	$64,826.4
Inflows	(65,384.0)	-	-	-	(65,384.0)

	(557.6)	-	-	-	(557.6)

	$527,072.8	$398,388.6	$315,076.4	$608,027.3	$1,848,565.1

December 31, 2024

Non-derivative financial liabilities

Accounts payable (including related parties)	$74,226.6	$-	$-	$-	$74,226.6
Payables to contractors and equipment suppliers	192,635.2	-	-	-	192,635.2
Accrued expenses and other current liabilities	358,165.7	-	-	-	358,165.7
Bonds payable	76,460.8	335,240.8	197,389.1	587,602.6	1,196,693.3
Long-term bank loans	2,935.2	2,275.6	27,044.8	3,151.1	35,406.7
Lease liabilities (including those classified under accrued expenses and other current liabilities) (Note)	3,483.5	5,794.8	4,826.8	20,782.7	34,887.8
Others	-	86,979.5	11,737.1	-	98,716.6

	707,907.0	430,290.7	240,997.8	611,536.4	1,990,731.9

Derivative financial instruments

Forward exchange contracts
Outflows	109,525.4	-	-	-	109,525.4
Inflows	(109,251.5)	-	-	-	(109,251.5)

	273.9	-	-	-	273.9

	$708,180.9	$430,290.7	$240,997.8	$611,536.4	$1,991,005.8

Summary of Additional Information About In Maturity Lease Liabilities
Note: Information about the maturity analysis for lease liabilities more than 5 years:

	5-10 Years	10-15 Years	15-20 Years	More Than 20 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

December 31, 2023

Lease liabilities	$10,197.5	$7,121.6	$4,117.1	$318.2	$21,754.4

December 31, 2024

Lease liabilities	$10,296.9	$6,821.6	$3,547.4	$116.8	$20,782.7

Summary of Level 3 Fair Value Were Financial Assets at FVTPL and Equity Investments classified as Financial Assets at FVTOCI
The financial assets measured at Level 3 fair value were equity investments classified as financial assets at FVTOCI and financial assets at FVTPL. Reconciliations for the years ended December 31, 2022, 2023 and 2024 are as follows:

	Years Ended December 31
	2022	2023	2024
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)

Balance, beginning of year	$5,887.9	$6,282.1	$20,849.6
Additions	715.6	14,887.2	2,007.3
Recognized in profit or loss	-	12.3	(137.7)
Recognized in other comprehensive income or loss	(373.2)	262.4	(499.0)

	Years Ended December 31
	2022	2023	2024
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Disposals and proceeds from return of capital of investments	$(359.5)	$(128.0)	$(347.8)
Transfers out of level 3 (Note)	(139.8)	-	(164.9)
Effect of exchange rate changes	551.1	(466.4)	1,315.2

Balance, end of year	$6,282.1	$20,849.6	$23,022.7

Note:	The transfer from level 3 to level 1 is because quoted prices (unadjusted) in active markets data became available for the equity investments.

Measured at fair value on a recurring basis [member]
Statement [LineItems]
Fair Value of Financial Instruments
The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2023
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Financial assets at FVTPL

Mandatorily measured at FVTPL
Convertible preferred stocks	$-	$-	$13,307.2	$13,307.2
Forward exchange contracts	-	701.2	-	701.2
Convertible bonds	-	-	223.4	223.4
Mutual funds	-	-	110.3	110.3

	$-	$701.2	$13,640.9	$14,342.1

Financial assets at FVTOCI

Investments in debt instruments
Corporate bonds	$-	$79,605.5	$-	$79,605.5
Agency mortgage-backed securities	-	37,959.7	-	37,959.7
Government bonds/Agency bonds	22,091.1	247.8	-	22,338.9
Asset-backed securities	-	9,898.8	-	9,898.8
Investments in equity instruments
Non-publicly traded equity investments	-	-	7,208.7	7,208.7
Publicly traded stocks	4,727.9	-	-	4,727.9
Notes and accounts receivable, net	-	5,411.3	-	5,411.3

	$26,819.0	$133,123.1	$7,208.7	$167,150.8

Financial liabilities at FVTPL

Held for trading
Forward exchange contracts	$-	$121.4	$-	$121.4

Hedging financial liabilities

Fair value hedges
Interest rate futures contracts	$43.8	$-	$-	$43.8

	December 31, 2024
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Financial assets at FVTPL

Mandatorily measured at FVTPL
Convertible preferred stocks	$-	$-	$14,181.8	$14,181.8
Mutual funds	-	-	886.9	886.9
Forward exchange contracts	-	207.7	-	207.7
Simple agreement for future equity	-	-	131.1	131.1

	$-	$207.7	$15,199.8	$15,407.5

Financial assets at FVTOCI

Investments in debt instruments
Corporate bonds	$-	$108,612.1	$-	$108,612.1
Agency mortgage-backed securities	-	46,611.4	-	46,611.4
Government bonds/Agency bonds	20,645.9	-	-	20,645.9
Asset-backed securities	-	11,490.5	-	11,490.5
Investments in equity instruments
Non-publicly traded equity investments	-	-	7,822.9	7,822.9
Publicly traded stocks	4,842.8	-	-	4,842.8
Notes and accounts receivable, net	-	5,912.5	-	5,912.5

	$25,488.7	$172,626.5	$7,822.9	$205,938.1

Hedging financial assets

Fair value hedges
Interest rate futures contracts	$11.0	$-	$-	$11.0

Financial liabilities at FVTPL

Held for trading
Forward exchange contracts	$-	$466.5	$-	$466.5

Not measured at fair value but for which the fair value is disclosed [member]
Statement [LineItems]
Fair Value of Financial Instruments
The table below sets out the fair value hierarchy for the Company’s financial assets and liabilities which are not required to be measured at fair value:

	December 31, 2023
	Carrying	Fair Value
	Amount	Level 1	Level 2	Total
Financial assets

Financial assets at amortized costs
Corporate bonds	$113,785.4	$-	$113,694.4	$113,694.4
Commercial paper	18,371.7	-	18,385.3	18,385.3
Government bonds/Agency bonds	13,803.5	2,751.9	11,053.3	13,805.2

	$145,960.6	$2,751.9	$143,133.0	$145,884.9

Financial liabilities

Financial liabilities at amortized costs
Bonds payable	$920,897.5	$-	$849,236.9	$849,236.9

	December 31, 2024
	Carrying	Fair Value
	Amount	Level 1	Level 2	Total
Financial assets

Financial assets at amortized costs
Corporate bonds	$171,980.2	$-	$172,518.5	$172,518.5
Commercial paper	14,208.1	-	14,222.7	14,222.7
Government bonds/Agency bonds	4,379.5	4,353.4	-	4,353.4

	$190,567.8	$4,353.4	$186,741.2	$191,094.6

Financial liabilities

Financial liabilities at amortized costs
Bonds payable	$983,752.5	$-	$900,344.7	$900,344.7